American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
November 30, 2023

Avantis U.S. Large Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Air Freight and Logistics — 2.7%
Expeditors International of Washington, Inc.	6,771	814,822
FedEx Corp.	5,846	1,513,120
United Parcel Service, Inc., Class B	12,821	1,943,792
		4,271,734
Automobile Components — 0.4%
Autoliv, Inc.	3,253	337,076
BorgWarner, Inc.	9,740	328,140
		665,216
Automobiles — 1.6%
Ford Motor Co.	108,023	1,108,316
General Motors Co.	37,896	1,197,514
Harley-Davidson, Inc.	2,700	80,973
Thor Industries, Inc.	2,420	239,749
		2,626,552
Banks — 5.5%
Comerica, Inc.	6,531	295,332
Commerce Bancshares, Inc.	2,548	128,852
Cullen/Frost Bankers, Inc.	1,563	153,627
East West Bancorp, Inc.	5,855	368,397
Fifth Third Bancorp	13,870	401,536
Huntington Bancshares, Inc.	28,102	316,429
JPMorgan Chase & Co.	25,396	3,963,808
KeyCorp	18,089	224,123
New York Community Bancorp, Inc.	26,377	248,208
PNC Financial Services Group, Inc.	2,635	352,985
Popular, Inc.	3,427	252,878
Regions Financial Corp.	18,730	312,416
Synovus Financial Corp.	4,046	124,576
Wells Fargo & Co.	19,724	879,493
Western Alliance Bancorp	6,072	311,008
Wintrust Financial Corp.	2,707	231,909
Zions Bancorp NA	8,178	291,382
		8,856,959
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	277	203,462
National Beverage Corp.(1)	1,234	58,664
		262,126
Biotechnology — 1.3%
Gilead Sciences, Inc.	24,616	1,885,585
Vertex Pharmaceuticals, Inc.(1)	523	185,566
		2,071,151
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	7,054	1,030,519
Dillard's, Inc., Class A(2)	116	40,262
Macy's, Inc.	10,896	172,811
MercadoLibre, Inc.(1)	928	1,503,787
		2,747,379
Building Products — 1.4%
Advanced Drainage Systems, Inc.	3,153	381,860

Builders FirstSource, Inc.(1)	6,577	882,042
Owens Corning	4,804	651,326
UFP Industries, Inc.	3,386	371,207
		2,286,435
Capital Markets — 2.8%
Ameriprise Financial, Inc.	3,095	1,094,114
Charles Schwab Corp.	20,348	1,247,739
Evercore, Inc., Class A	1,780	262,639
Goldman Sachs Group, Inc.	2,892	987,734
Northern Trust Corp.	4,228	335,069
Raymond James Financial, Inc.	4,475	470,546
Stifel Financial Corp.	2,467	150,536
		4,548,377
Chemicals — 2.3%
CF Industries Holdings, Inc.	5,720	429,858
Chemours Co.	8,554	234,636
Dow, Inc.	17,318	896,207
Eastman Chemical Co.	4,258	356,948
LyondellBasell Industries NV, Class A	8,970	853,047
Mosaic Co.	8,508	305,352
Olin Corp.	5,172	243,808
RPM International, Inc.	1,487	153,057
Westlake Corp.	1,479	189,889
		3,662,802
Construction and Engineering — 0.4%
Comfort Systems USA, Inc.	1,957	378,836
EMCOR Group, Inc.	1,037	220,383
		599,219
Construction Materials — 0.2%
Eagle Materials, Inc.	1,838	332,770
Consumer Finance — 2.6%
Ally Financial, Inc.	10,227	298,833
American Express Co.	6,658	1,136,987
Capital One Financial Corp.	9,291	1,037,433
Discover Financial Services	9,898	920,514
OneMain Holdings, Inc.	6,735	284,890
Synchrony Financial	15,031	486,403
		4,165,060
Consumer Staples Distribution & Retail — 5.2%
Casey's General Stores, Inc.	1,626	447,801
Costco Wholesale Corp.	4,874	2,889,015
Kroger Co.	24,605	1,089,263
Target Corp.	7,404	990,729
Walmart, Inc.	19,345	3,011,823
		8,428,631
Containers and Packaging — 1.0%
Graphic Packaging Holding Co.	6,209	140,758
International Paper Co.	10,228	377,822
Packaging Corp. of America	3,851	647,007
Westrock Co.	10,316	424,710
		1,590,297
Distributors — 0.3%
Pool Corp.	1,479	513,686
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	94,762	1,570,206

Frontier Communications Parent, Inc.(1)	8,466	185,321
Verizon Communications, Inc.	62,112	2,380,753
		4,136,280
Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,145	205,253
Atkore, Inc.(1)	2,218	288,118
		493,371
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	12,249	348,974
Insight Enterprises, Inc.(1)	2,002	303,143
Jabil, Inc.	6,702	772,874
		1,424,991
Energy Equipment and Services — 1.0%
Baker Hughes Co.	14,923	503,651
ChampionX Corp.	5,165	151,438
Halliburton Co.	6,351	235,178
Patterson-UTI Energy, Inc.	11,028	129,138
TechnipFMC PLC	13,095	271,328
Valaris Ltd.(1)	1,150	78,890
Weatherford International PLC(1)	3,100	281,139
		1,650,762
Financial Services — 0.6%
Equitable Holdings, Inc.	14,252	437,394
Essent Group Ltd.	4,963	239,912
MGIC Investment Corp.	14,882	261,774
		939,080
Food Products — 0.9%
Archer-Daniels-Midland Co.	10,358	763,695
Bunge Global SA	6,287	690,753
		1,454,448
Ground Transportation — 5.2%
CSX Corp.	52,934	1,709,768
Hertz Global Holdings, Inc.(1)	7,731	64,477
JB Hunt Transport Services, Inc.	3,194	591,752
Landstar System, Inc.	1,969	339,948
Norfolk Southern Corp.	5,571	1,215,369
Old Dominion Freight Line, Inc.	2,958	1,150,839
Saia, Inc.(1)	1,227	479,009
Schneider National, Inc., Class B	2,178	50,159
U-Haul Holding Co.(1)	313	17,719
U-Haul Holding Co.	3,106	168,190
Union Pacific Corp.	11,232	2,530,233
		8,317,463
Health Care Providers and Services — 1.8%
Centene Corp.(1)	12,090	890,791
Humana, Inc.	2,553	1,237,848
Molina Healthcare, Inc.(1)	2,320	848,099
		2,976,738
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	2,983	176,146
Carnival Corp.(1)	42,521	640,366
Chipotle Mexican Grill, Inc.(1)	257	565,978
Darden Restaurants, Inc.	4,288	670,944
Royal Caribbean Cruises Ltd.(1)	10,361	1,113,393
Texas Roadhouse, Inc.	2,724	306,614
		3,473,441

Household Durables — 2.5%
D.R. Horton, Inc.	2,689	343,305
Lennar Corp., B Shares	381	43,716
Lennar Corp., Class A	8,227	1,052,398
Meritage Homes Corp.	1,753	247,699
NVR, Inc.(1)	134	824,822
PulteGroup, Inc.	8,500	751,570
Taylor Morrison Home Corp.(1)	6,892	310,829
Toll Brothers, Inc.	4,516	387,879
		3,962,218
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	15,506	266,858
Vistra Corp.	11,143	394,574
		661,432
Insurance — 3.9%
Aflac, Inc.	11,094	917,585
American Financial Group, Inc.	2,582	295,355
American International Group, Inc.	16,467	1,083,693
Arch Capital Group Ltd.(1)	124	10,378
Axis Capital Holdings Ltd.	3,943	222,149
Hartford Financial Services Group, Inc.	10,572	826,307
Old Republic International Corp.	6,151	180,286
Primerica, Inc.	1,979	414,620
Prudential Financial, Inc.	7,195	703,527
Reinsurance Group of America, Inc.	1,442	235,133
Travelers Cos., Inc.	6,215	1,122,553
Unum Group	7,746	333,078
		6,344,664
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A(1)	16,381	2,170,974
Alphabet, Inc., Class C(1)	13,793	1,847,159
Meta Platforms, Inc., Class A(1)	12,843	4,201,587
		8,219,720
IT Services — 0.1%
DXC Technology Co.(1)	10,265	237,429
Leisure Products — 0.3%
Brunswick Corp.	3,275	258,299
Polaris, Inc.	2,472	203,866
		462,165
Machinery — 3.9%
AGCO Corp.	3,180	361,025
Caterpillar, Inc.	8,104	2,031,835
Cummins, Inc.	984	220,573
Deere & Co.	5,341	1,946,314
Donaldson Co., Inc.	5,782	351,777
PACCAR, Inc.	14,469	1,328,544
		6,240,068
Media — 2.0%
Comcast Corp., Class A	64,928	2,719,834
Fox Corp., Class A	11,974	353,712
Fox Corp., Class B	5,900	163,194
		3,236,740
Metals and Mining — 2.7%
ATI, Inc.(1)	704	30,941
Cleveland-Cliffs, Inc.(1)	21,663	371,737

Commercial Metals Co.	5,583	253,077
Freeport-McMoRan, Inc.	21,442	800,215
Nucor Corp.	6,834	1,161,575
Reliance Steel & Aluminum Co.	2,483	683,471
Steel Dynamics, Inc.	6,102	726,931
United States Steel Corp.	8,731	313,443
		4,341,390
Oil, Gas and Consumable Fuels — 13.3%
Antero Midstream Corp.	9,373	124,848
Antero Resources Corp.(1)	9,822	232,094
APA Corp.	6,590	237,240
Cheniere Energy, Inc.	5,616	1,022,954
Chesapeake Energy Corp.	4,690	376,654
Chevron Corp.	14,193	2,038,115
Chord Energy Corp.	1,700	275,638
Civitas Resources, Inc.	2,819	193,637
ConocoPhillips	11,368	1,313,800
Coterra Energy, Inc.	24,711	648,664
Devon Energy Corp.	9,662	434,500
Diamondback Energy, Inc.	4,148	640,493
EnLink Midstream LLC(1)	7,451	101,855
EOG Resources, Inc.	8,235	1,013,481
EQT Corp.	12,785	510,889
Exxon Mobil Corp.	28,423	2,920,179
Hess Corp.	5,455	766,755
Hess Midstream LP, Class A	1,635	53,203
HF Sinclair Corp.	5,442	285,596
Magnolia Oil & Gas Corp., Class A	3,813	81,980
Marathon Oil Corp.	12,791	325,275
Marathon Petroleum Corp.	7,770	1,159,206
Matador Resources Co.	3,238	187,415
Murphy Oil Corp.	4,952	211,797
New Fortress Energy, Inc.(2)	2,204	84,810
Occidental Petroleum Corp.	10,526	622,613
ONEOK, Inc.	8,189	563,813
Ovintiv, Inc.	4,994	221,434
PBF Energy, Inc., Class A	4,054	179,998
Permian Resources Corp.	16,181	212,618
Pioneer Natural Resources Co.	4,686	1,085,465
Range Resources Corp.	9,992	324,740
SM Energy Co.	4,019	150,512
Southwestern Energy Co.(1)	47,655	314,046
Targa Resources Corp.	6,865	620,939
Texas Pacific Land Corp.	111	185,586
Valero Energy Corp.	5,457	684,090
Williams Cos., Inc.	27,184	1,000,099
		21,407,031
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(1)	7,149	270,304
Southwest Airlines Co.	23,967	612,836
United Airlines Holdings, Inc.(1)	14,733	580,480
		1,463,620
Pharmaceuticals — 1.6%
Jazz Pharmaceuticals PLC(1)	2,172	256,795
Johnson & Johnson	12,645	1,955,676

Viatris, Inc.	37,182	341,331
		2,553,802
Professional Services — 0.3%
Robert Half, Inc.	4,212	345,300
TriNet Group, Inc.(1)	896	103,873
		449,173
Semiconductors and Semiconductor Equipment — 5.9%
Amkor Technology, Inc.	4,732	133,301
Applied Materials, Inc.	15,931	2,386,145
Lam Research Corp.	2,946	2,109,100
ON Semiconductor Corp.(1)	13,225	943,339
QUALCOMM, Inc.	13,196	1,702,944
Texas Instruments, Inc.	15,007	2,291,719
		9,566,548
Software — 0.2%
Qualys, Inc.(1)	1,860	343,802
Specialty Retail — 5.0%
Academy Sports & Outdoors, Inc.	3,395	172,704
Advance Auto Parts, Inc.	1,282	65,113
AutoNation, Inc.(1)	1,608	217,514
Best Buy Co., Inc.	8,340	591,640
Burlington Stores, Inc.(1)	2,361	400,402
CarMax, Inc.(1)	6,908	441,697
Dick's Sporting Goods, Inc.	2,589	336,829
Gap, Inc.	9,947	199,636
Murphy USA, Inc.	1,014	374,724
Ross Stores, Inc.	8,261	1,077,069
TJX Cos., Inc.	24,681	2,174,643
Tractor Supply Co.	3,891	789,912
Ulta Beauty, Inc.(1)	1,502	639,837
Williams-Sonoma, Inc.	3,289	616,819
		8,098,539
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	20,857	3,961,787
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	4,231	204,950
Crocs, Inc.(1)	1,709	180,487
Deckers Outdoor Corp.(1)	277	183,920
Lululemon Athletica, Inc.(1)	2,236	999,045
Tapestry, Inc.	9,876	312,773
		1,881,175
Trading Companies and Distributors — 1.9%
Fastenal Co.	19,386	1,162,579
MSC Industrial Direct Co., Inc., Class A	2,570	250,369
United Rentals, Inc.	864	411,281
WW Grainger, Inc.	1,638	1,287,779
		3,112,008
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	6,832	1,027,874
TOTAL COMMON STOCKS (Cost $154,437,647)		160,066,153
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,641,968	1,641,968

State Street Navigator Securities Lending Government Money Market Portfolio(3)	43,370	43,370
TOTAL SHORT-TERM INVESTMENTS (Cost $1,685,338)		1,685,338
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $156,122,985)		161,751,491
OTHER ASSETS AND LIABILITIES — (0.5)%		(779,863)
TOTAL NET ASSETS — 100.0%		$160,971,628

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	December 2023	$457,675	$4,972
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $125,072. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $126,347, which includes securities collateral of $82,977.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.